Inventories - Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 37.8	$ 36.6	$ 37.9
Work-in-process	12.4	8.8	8.1
Finished goods	92.0	69.3	65.0
Inventories	$ 142.2	$ 114.7	$ 111.0